Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Recorded investment
Recorded investment, with a specific allowance	1,299		1,188
Recorded investment, without specific allowance	69		210
Recorded investment	1,368		1,398
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,235		1,132
Unpaid principal balance, without specific allowance	69		211
Unpaid principal balance	1,304		1,343
Associated specific allowance	527		532
Average recorded investment
Average recorded investment, with a specific allowance	1,227	1,154
Average recorded investment, without specific allowance	195	311
Average recorded investment	1,422	1,465
Interest income recognized
Interest income recognized, with a specific allowance	5	7
Interest income recognized, without specific allowance	0	2
Interest income recognized	5	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	5
Interest income recognized on a cash basis, without specific allowance	0	2
Interest income recognized on a cash basis	4	7
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	969		842
Recorded investment, without specific allowance	15		134
Recorded investment	984		976
Unpaid principal balance
Unpaid principal balance, with a specific allowance	919		800
Unpaid principal balance, without specific allowance	15		135
Unpaid principal balance	934		935
Associated specific allowance	412		416
Average recorded investment
Average recorded investment, with a specific allowance	908	805
Average recorded investment, without specific allowance	113	243
Average recorded investment	1,021	1,048
Interest income recognized
Interest income recognized, with a specific allowance	3	3
Interest income recognized, without specific allowance	0	2
Interest income recognized	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2
Interest income recognized on a cash basis, without specific allowance	0	2
Interest income recognized on a cash basis	3	4
Real estate.
Recorded investment
Recorded investment, with a specific allowance	95		58
Recorded investment, without specific allowance	0		3
Recorded investment	95		61
Unpaid principal balance
Unpaid principal balance, with a specific allowance	91		54
Unpaid principal balance, without specific allowance	0		3
Associated specific allowance	17		18
Average recorded investment
Average recorded investment, with a specific allowance	63	35
Average recorded investment, without specific allowance	7	17
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	742		627
Recorded investment, without specific allowance	13		127
Recorded investment	755		754
Unpaid principal balance
Unpaid principal balance, with a specific allowance	698		592
Unpaid principal balance, without specific allowance	13		128
Associated specific allowance	314		306
Average recorded investment
Average recorded investment, with a specific allowance	700	563
Average recorded investment, without specific allowance	103	215
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	1
Interest income recognized on a cash basis, without specific allowance	0	2
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	132		157
Recorded investment, without specific allowance	2		4
Recorded investment	134		161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	130		154
Unpaid principal balance, without specific allowance	2		4
Associated specific allowance	81		92
Average recorded investment
Average recorded investment, with a specific allowance	145	201
Average recorded investment, without specific allowance	3	11
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	330		346
Recorded investment, without specific allowance	54		76
Recorded investment	384		422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	316		332
Unpaid principal balance, without specific allowance	54		76
Unpaid principal balance	370		408
Associated specific allowance	115		116
Average recorded investment
Average recorded investment, with a specific allowance	319	349
Average recorded investment, without specific allowance	82	68
Average recorded investment	401	417
Interest income recognized
Interest income recognized, with a specific allowance	2	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	2	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	3
Mortgages
Recorded investment
Recorded investment, with a specific allowance	169		149
Recorded investment, without specific allowance	9		24
Recorded investment	178		173
Unpaid principal balance
Unpaid principal balance, with a specific allowance	161		141
Unpaid principal balance, without specific allowance	9		24
Associated specific allowance	15		16
Average recorded investment
Average recorded investment, with a specific allowance	149	149
Average recorded investment, without specific allowance	26	31
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	71		68
Recorded investment, without specific allowance	27		27
Recorded investment	98		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67		66
Unpaid principal balance, without specific allowance	27		27
Associated specific allowance	58		53
Average recorded investment
Average recorded investment, with a specific allowance	71	68
Average recorded investment, without specific allowance	27	1
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	90		129
Recorded investment, without specific allowance	18		25
Recorded investment	108		154
Unpaid principal balance
Unpaid principal balance, with a specific allowance	88		125
Unpaid principal balance, without specific allowance	18		25
Associated specific allowance	42		47
Average recorded investment
Average recorded investment, with a specific allowance	99	132
Average recorded investment, without specific allowance	29	36
Interest income recognized
Interest income recognized, with a specific allowance	0	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2
Interest income recognized on a cash basis, without specific allowance	0	0